SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the years ended June 30, 2016, 2017, and 2018 is as follows:

	Year ended June 30, 2016
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$182,901	240,310	95,277	25,837	544,325
Costs of revenue	113,314	131,043	82,900	11,342	338,599

Gross profit	$69,587	109,267	12,377	14,495	205,726

	Year ended June 30, 2017
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$172,667	155,732	103,544	-	431,943
Costs of revenue	106,583	86,128	98,761	-	291,472

Gross profit	$66,084	69,604	4,783	-	140,471

	Year ended June 30, 2018
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$224,793	190,645	125,330	-	540,768
Costs of revenue	135,633	90,574	108,681	-	334,888

Gross profit	$89,160	100,071	16,649	-	205,880

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2016	2017	2018

Revenues:
PRC	$443,256	$326,713	$412,933
Non-PRC	101,069	105,230	127,775

	$544,325	$431,943	$540,768

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2017	2018

Long-lived assets other than goodwill and acquired intangible assets
PRC	$131,625	$135,450
Non-PRC	12,029	12,516

	$143,654	$147,966